Summary of Options Outstanding and Options Exercisable (Detail)					12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 Range 1 USD ($) Year	Mar. 31, 2011 Range 1 JPY (¥) Year	Mar. 31, 2011 Range 2 USD ($) Year	Mar. 31, 2011 Range 2 JPY (¥) Year	Mar. 31, 2011 Range 3 USD ($) Year	Mar. 31, 2011 Range 3 JPY (¥) Year
Share-based Goods and Nonemployee Services Transaction [Line Items]
Outstanding Exercise price range, Lower range						¥ 3,183		¥ 6,001		¥ 3,183
Outstanding Exercise price range, Upper range						¥ 6,000		¥ 7,278		¥ 7,278
Outstanding Number of shares	15,786,800	13,716,700	11,340,700	8,341,600	10,508,800	10,508,800	5,278,000	5,278,000	15,786,800	15,786,800
Outstanding Weighted- average exercise price	¥ 4,941	¥ 5,363	¥ 5,631	¥ 6,038	$ 48	¥ 4,030	$ 81	¥ 6,754	$ 59	¥ 4,941
Outstanding Weighted- average remaining life Years					5.63	5.63	3.87	3.87	5.04	5.04
Exercisable Number of shares	9,347,800	7,515,700	4,971,700		4,069,800	4,069,800	5,278,000	5,278,000	9,347,800	9,347,800
Exercisable Weighted- average exercise price	¥ 5,821	¥ 6,132	¥ 5,302		$ 55	¥ 4,611	$ 81	¥ 6,754	$ 70	¥ 5,821